Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,390,632	$ 991,812	¥ 6,075,798
Accounts receivable, less allowance for doubtful accounts (March 31, 2021: RMB137,961; September 30, 2021: RMB150,060 (US$23,289))	144,667	22,452	130,298
Inventories	33,821	5,250	44,257
Prepaid expenses and other receivables	79,343	12,313	47,788
Total current assets	6,648,463	1,031,827	6,298,141
Property, plant and equipment, net	484,434	75,183	498,656
Operating lease right-of-use assets	3,969	616	5,039
Non-current deposits	343,529	53,315	344,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2021: RMB67,095; September 30, 2021: RMB62,544 (US$9,707))	241,377	37,461	217,208
Inventories	93,261	14,474	91,446
Intangible assets, net	85,892	13,330	88,202
Investment in equity securities at fair value	108,974	16,912	117,911
Other equity investment	189,129	29,352	189,129
Deferred tax assets	59,230	9,192	55,845
Total assets	8,258,258	1,281,662	7,906,329
Current liabilities
Accounts payable	13,442	2,086	9,479
Accrued expenses and other payables	153,872	23,880	136,448
Operating lease liabilities	1,675	260	1,636
Deferred revenue	451,022	69,998	449,359
Income tax payable	30,767	4,775	29,547
Total current liabilities	650,778	100,999	626,469
Non-current deferred revenue	2,441,499	378,915	2,392,906
Non-current operating lease liabilities	50	8	147
Other non-current liabilities	495,826	76,951	482,224
Deferred tax liabilities	16,701	2,592	16,132
Total liabilities	3,604,854	559,465	3,517,878
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 and 121,551,075 shares issued and outstanding as of March 31 and September 30, 2021, respectively	83	13	83
Additional paid-in capital	2,101,582	326,161	2,101,582
Treasury stock, at cost (March 31 and September 30, 2021: 136,899 shares, respectively)	(2,815)	(437)	(2,815)
Accumulated other comprehensive losses	(105,354)	(16,351)	(103,179)
Retained earnings	2,648,344	411,016	2,386,187
Total equity attributable to Global Cord Blood Corporation	4,641,840	720,402	4,381,858
Non-controlling interests	11,564	1,795	6,593
Total equity	4,653,404	722,197	4,388,451
Total liabilities and equity	¥ 8,258,258	$ 1,281,662	¥ 7,906,329